Interest and Finance Costs, net	12 Months Ended
Dec. 31, 2021
Interest And Finance Costs Net
Interest and Finance Costs, net

12. Interest and Finance Costs, net:

The amounts in the accompanying Consolidated Statements of Comprehensive Loss are analyzed as follows:

	Year ended December 31,
	2019	2020	2021
Interest on long-term debt (Note 7)	$5,122	$4,184	$2,628
Interest on Promissory Note (Note 3)	395	452	335
Amortization of financing costs	258	328	247
Financing fees and charges	—	—	75
Total	$5,775	$4,964	$3,285